Operations (Tables)	12 Months Ended
Dec. 31, 2025
Operations
Schedule of the Company's major subsidiaries and major VIEs

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Schedule of total costs and expenses allocated from SINA

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Cost of revenues	$12,313	$9,835	$5,547
Product development	6,850	7,042	8,202
General and administrative	17,320	16,280	17,975
	$36,483	$33,157	$31,724

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of December 31,
	2024	2025

	(In US$ thousands)
Cash and cash equivalents	$678,562	$757,963
Short-term investments	94,770	78,918
Accounts receivable	315,354	382,712
Prepaid expenses and other current assets	168,186	187,900
Amount due from (to) SINA	(2,357)	4,218
Property and equipment, net	1,276	55,205
Operating lease assets	20,922	26,537
Intangible assets, net	109,577	96,081
Goodwill	162,223	169,280
Long-term investments	238,142	389,262
Other non-current assets	166,591	63,550
Total assets	$1,953,246	$2,211,626

Accounts payable	$114,034	$183,768
Accrued and other liabilities	389,208	356,918
Income taxes payable	27,439	28,352
Deferred revenues	38,066	40,202
Amount due to the subsidiaries of the Group	1,325,148	1,398,290
Operating lease liabilities	25,304	31,600
Deferred tax liabilities	22,558	39,036
Other non-current liabilities	3,069	16,591
Total liabilities	1,944,826	2,094,757

Redeemable non-controlling interests	45,103	32,828

Total shareholders’ equity (deficit)	(36,683)	84,041

Total liabilities, redeemable non-controlling interests and shareholders’ equity	$1,953,246	$2,211,626

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Total revenues	$1,531,675	$1,512,278	$1,509,928
Net income	$25,343	$8,220	$131,201

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Net cash provided by operating activities	$159,891	$202,668	$60,922
Net cash provided by (used in) investing activities	$88,119	$(75,876)	$(22,453)
Net cash provided by (used in) financing activities	$(260,289)	$(56,719)	$10,127